PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 95.3%
Asset-Backed Securities 4.3%
Collateralized Loan Obligations
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	5.243%(c)	10/20/30	750	$738,962
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.323(c)	01/20/32	750	732,386
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.154(c)	10/15/32	1,000	978,509
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	5.715(c)	02/20/30	702	689,975
Voya CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	5.099(c)	04/17/30	711	698,874

Total Asset-Backed Securities (cost $3,871,826)				3,838,706
Corporate Bonds 78.4%
Advertising 0.5%
CMG Media Corp., Gtd. Notes, 144A	8.875	12/15/27	540	414,670
Aerospace & Defense 3.0%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	150	141,484
Sr. Unsec’d. Notes	5.930	05/01/60	350	323,746
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	150	140,654
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	300	295,500
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	299	301,243
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	304	303,504
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	490	480,911

Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	125	123,635

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc.,
Gtd. Notes	4.625%	01/15/29	50	$43,987
Gtd. Notes	5.500	11/15/27	450	424,112
Sr. Sec’d. Notes, 144A	6.250	03/15/26	100	99,417
				2,678,193
Agriculture 0.2%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	175	152,083
Airlines 0.9%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	11.750	07/15/25	175	194,421
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	150	145,298
Sr. Sec’d. Notes, 144A	5.750	04/20/29	125	116,381

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	50	47,387
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.625	04/15/29	300	265,599
				769,086
Apparel 0.5%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	50	41,344
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	125	120,445
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	375	283,373
				445,162
Auto Manufacturers 2.3%
Allison Transmission, Inc., Gtd. Notes, 144A	3.750	01/30/31	175	146,596
Ford Holdings LLC, Gtd. Notes	9.300	03/01/30	100	112,780

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750%	01/15/43	685	$508,124
Sr. Unsec’d. Notes	5.291	12/08/46	75	59,646
Sr. Unsec’d. Notes	7.400	11/01/46	50	48,776
Sr. Unsec’d. Notes	9.625	04/22/30	265	304,965
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.000	11/13/30	400	338,452
Sr. Unsec’d. Notes	5.113	05/03/29	388	359,813

PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	175	153,073
				2,032,225
Auto Parts & Equipment 0.8%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	200	186,292
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27	200	188,135
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	125	101,167
Sr. Unsec’d. Notes	4.500	02/15/32	100	79,083
Sr. Unsec’d. Notes	5.625	06/15/28	35	32,198

Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	100	95,002
				681,877
Banks 0.1%
Citigroup, Inc., Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	75	62,660
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	50	42,967
				105,627
Building Materials 1.9%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	100	89,977
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	165	111,485

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875%	01/31/27	150	$142,709
Griffon Corp., Gtd. Notes	5.750	03/01/28	125	116,264
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	175	148,305
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30	95	73,862
Gtd. Notes, 144A	5.375	02/01/28	25	22,625

MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	125	102,449
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	500	444,973
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	325	249,439
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	150	122,968
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	120	111,145
				1,736,201
Chemicals 2.0%
Ashland LLC, Gtd. Notes	6.875	05/15/43	75	73,560
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	50	41,306
Sr. Unsec’d. Notes, 144A	7.500	09/30/29	25	16,714

Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	50	48,862
Chemours Co. (The),
Gtd. Notes, 144A	4.625	11/15/29	185	148,666
Gtd. Notes, 144A	5.750	11/15/28	105	92,273

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	75	61,455
Diamond BC BV, Gtd. Notes, 144A	4.625	10/01/29	155	116,637
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A	10.000	12/15/28	150	131,106
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	100	89,762

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

SK Invictus Intermediate II Sarl (Luxembourg), Sr. Sec’d. Notes, 144A	5.000%	10/30/29	105	$83,575
SPCM SA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27	200	171,000
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24(d)	185	110,072
Sr. Sec’d. Notes, 144A	10.875	08/01/24(d)	46	44,904

Tronox, Inc., Gtd. Notes, 144A	4.625	03/15/29	305	246,142
Valvoline, Inc.,
Gtd. Notes, 144A	4.250	02/15/30	25	24,320
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	100	81,458
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A	5.750	07/15/25	250	86,875
Sr. Sec’d. Notes, 144A	9.500	07/01/25	125	91,563

WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	5.625	10/01/24	25	24,444
				1,784,694
Coal 0.0%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	10.750	05/15/26	35	36,531
Commercial Services 3.7%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	66	61,657
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	210	199,568
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	287,687
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	275	248,085

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625	06/01/28	600	503,250
Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	50	44,216
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	75	65,796
Gtd. Notes, 144A	4.625	10/01/27	50	46,233

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

APi Group DE, Inc., Gtd. Notes, 144A	4.750%	10/15/29	50	$43,956
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	100	87,804
Gtd. Notes, 144A	5.375	03/01/29	125	110,463

Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	25	23,092
Gartner, Inc., Gtd. Notes, 144A	3.625	06/15/29	50	43,829
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	25	21,702
Gtd. Notes, 144A	5.000	12/01/29	50	39,561

Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29	350	284,616
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	225	179,765
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	100	88,493
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	175	144,431
Gtd. Notes	3.875	02/15/31	175	150,542
Gtd. Notes	4.875	01/15/28	75	71,603
Gtd. Notes	5.250	01/15/30	150	141,930

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	465	465,557
				3,353,836
Computers 0.6%
Condor Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	165	136,475
NCR Corp.,
Gtd. Notes, 144A	5.000	10/01/28	275	239,220
Gtd. Notes, 144A	5.125	04/15/29	150	129,055
Gtd. Notes, 144A	5.250	10/01/30	50	42,247
				546,997

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.6%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875%	12/15/28	575	$497,202
Diversified Financial Services 3.4%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	4.750	12/15/24	100	87,307
goeasy Ltd. (Canada), Gtd. Notes, 144A	4.375	05/01/26	150	131,437
Home Point Capital, Inc., Gtd. Notes, 144A	5.000	02/01/26	100	60,748
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	400	337,533
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	150	75,770
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	125	101,540
LPL Holdings, Inc.,
Gtd. Notes, 144A	4.000	03/15/29	150	131,147
Gtd. Notes, 144A	4.375	05/15/31	50	43,201
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	400	316,280
Gtd. Notes, 144A	6.000	01/15/27	125	113,649

Navient Corp., Sr. Unsec’d. Notes	5.500	03/15/29	75	61,656
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	150	119,104
Gtd. Notes	4.000	09/15/30	150	113,292
Gtd. Notes	6.625	01/15/28	594	546,049
Gtd. Notes	7.125	03/15/26	250	242,299
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	50	39,188
Gtd. Notes, 144A	5.375	10/15/25	175	160,097
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	75	60,359
Gtd. Notes, 144A	4.000	10/15/33	50	36,750

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375%	02/01/30	150	$122,812
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	125	113,125
				3,013,343
Electric 5.1%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	375	308,844
Sr. Sec’d. Notes, 144A	4.500	02/15/28	186	170,166
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	240	207,751
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	350	302,362
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	734	660,986
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	140	134,002
Gtd. Notes	6.625	01/15/27	30	30,234
Gtd. Notes, 144A	3.375	02/15/29	175	146,143
Gtd. Notes, 144A	3.625	02/15/31	225	181,180
Gtd. Notes, 144A	3.875	02/15/32	50	40,694
Gtd. Notes, 144A	5.250	06/15/29	350	322,681
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28	175	159,738
Sr. Sec’d. Notes	5.250	07/01/30	443	400,741
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	233	209,231
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	125	119,538
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	200	178,895
Gtd. Notes, 144A	5.000	07/31/27	290	271,603
Gtd. Notes, 144A	5.500	09/01/26	50	48,376
Gtd. Notes, 144A	5.625	02/15/27	750	725,330
				4,618,495
Electrical Components & Equipment 0.7%
Energizer Holdings, Inc., Gtd. Notes, 144A	4.375	03/31/29	250	212,891

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electrical Components & Equipment (cont’d.)
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125%	06/15/25	300	$303,760
Gtd. Notes, 144A	7.250	06/15/28	100	101,359
				618,010
Electronics 0.2%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	200	184,425
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31	15	12,472
				196,897
Engineering & Construction 0.1%
AECOM, Gtd. Notes	5.125	03/15/27	50	48,638
Artera Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25	50	41,334
TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32	50	40,238
				130,210
Entertainment 2.6%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26	82	30,473
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	490	483,474
Sr. Unsec’d. Notes, 144A	4.625	10/15/29	100	84,134

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	150	139,271
Everi Holdings, Inc., Gtd. Notes, 144A	5.000	07/15/29	25	21,760
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	225	222,579
International Game Technology PLC, Sr. Sec’d. Notes, 144A	4.125	04/15/26	275	257,928

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875%	05/01/29	225	$194,300
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	75	61,804
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	367	340,764

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31	200	152,321
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	225	190,407
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	180	156,541
Sr. Unsec’d. Notes, 144A	7.750	04/15/25	25	25,028
				2,360,784
Environmental Control 0.2%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000	08/01/28	25	21,406
Gtd. Notes, 144A	4.375	08/15/29	175	150,168
				171,574
Foods 2.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29	325	270,937
Gtd. Notes, 144A	5.875	02/15/28	25	23,926

B&G Foods, Inc., Gtd. Notes	5.250	09/15/27	375	299,446
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28	75	55,821
Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A	7.500	04/15/25	125	122,261
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.625	01/15/32	340	281,909
Sr. Unsec’d. Notes, 144A	5.500	01/15/30	25	23,976

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes	4.375%	06/01/46		50	$42,122
Gtd. Notes	5.200	07/15/45		25	23,611
Gtd. Notes	5.500	06/01/50		25	24,870
Gtd. Notes	6.500	02/09/40		25	27,137

Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.125	01/31/30		225	201,048
Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	100	91,559
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	3.500	03/01/32		50	40,435
Gtd. Notes, 144A	4.250	04/15/31		675	586,600
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		200	175,576
Gtd. Notes, 144A	5.500	12/15/29		75	68,943
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		125	105,595
					2,465,772
Gas 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		375	357,716
Sr. Unsec’d. Notes	5.875	08/20/26		78	74,759
					432,475
Healthcare-Products 0.8%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		350	300,856
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		475	387,218
					688,074
Healthcare-Services 3.7%
DaVita, Inc., Gtd. Notes, 144A	3.750	02/15/31		911	669,043
HCA, Inc.,
Gtd. Notes	5.875	02/15/26		75	75,629
Gtd. Notes	7.500	11/06/33		75	79,673

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375%	02/15/27	75	$62,830
LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29	825	481,062
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	300	256,620
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	200	159,226
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	175	154,365
Sr. Sec’d. Notes, 144A	4.250	06/01/29	875	756,059
Sr. Sec’d. Notes, 144A	4.375	01/15/30	375	326,599
Sr. Sec’d. Notes, 144A	6.125	06/15/30	50	47,396
Sr. Unsec’d. Notes	6.875	11/15/31	250	220,655
				3,289,157
Home Builders 4.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	100	78,684
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	75	57,764
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	250	218,573
Gtd. Notes	7.250	10/15/29	470	415,088
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	350	275,811
Gtd. Notes, 144A	6.250	09/15/27	145	127,963
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	25	24,340
Gtd. Notes, 144A	3.875	08/15/29	225	181,563
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	100	89,617
Gtd. Notes, 144A	5.000	03/01/28	75	63,970
KB Home,
Gtd. Notes	4.000	06/15/31	325	259,315
Gtd. Notes	4.800	11/15/29	250	216,996
Gtd. Notes	7.250	07/15/30	25	24,057

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
M/I Homes, Inc.,
Gtd. Notes	3.950%	02/15/30	150	$115,109
Gtd. Notes	4.950	02/01/28	125	109,338
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	175	144,156
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	250	224,350
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	225	194,273
Sr. Unsec’d. Notes	4.750	04/01/29	50	41,495

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	200	174,099
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	300	287,356
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	435	379,585
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	75	67,783
Gtd. Notes	5.700	06/15/28	15	13,543
				3,784,828
Home Furnishings 0.2%
Tempur Sealy International, Inc., Gtd. Notes, 144A	4.000	04/15/29	200	167,661
Household Products/Wares 0.4%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	250	209,119
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A	7.000	12/31/27	125	103,750
Sr. Sec’d. Notes, 144A	5.000	12/31/26	25	22,750
				335,619
Housewares 0.5%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	175	134,235
Gtd. Notes	4.375	02/01/32	50	38,771
Gtd. Notes	4.500	10/15/29	125	102,816

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares (cont’d.)

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500%	10/01/29	375	$219,176
				494,998
Insurance 0.1%
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	75	63,689
Internet 0.4%
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	140	137,526
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500	03/01/29	245	207,488
				345,014
Iron/Steel 0.2%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	116	112,745
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	25	21,530
Sr. Unsec’d. Notes	4.375	03/15/32	100	83,962
				218,237
Leisure Time 0.2%
Royal Caribbean Cruises Ltd., Sr. Sec’d. Notes, 144A	8.250	01/15/29	125	126,563
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	25	20,906
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	25	20,281
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	50	37,997
				205,747

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 1.5%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625%	02/15/32	280	$230,483
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	75	69,241
Gtd. Notes	4.750	10/15/28	450	400,458
Gtd. Notes	5.500	04/15/27	300	283,173

Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.625	08/26/28	400	332,000
				1,315,355
Machinery-Construction & Mining 0.3%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	250	226,929
Machinery-Diversified 0.8%
GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	190	158,270
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	382	368,162
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	250	226,880
				753,312
Media 7.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	872	720,022
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	650	530,785
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	250	194,663
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	575	456,354
Sr. Unsec’d. Notes, 144A	4.750	02/01/32	100	83,574
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	50	45,880
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	100	90,731
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	200	193,763
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	144,187
Gtd. Notes, 144A	4.125	12/01/30	200	153,080
Gtd. Notes, 144A	4.500	11/15/31	200	156,657
Gtd. Notes, 144A	5.375	02/01/28	680	610,740

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.750%	01/15/30	500	$340,563
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $565,303; purchased 07/18/19 - 06/03/22)(f)	6.625	08/15/27	1,251	44,367
Sec’d. Notes, 144A (original cost $507,220; purchased 07/18/19 - 08/30/22)(f)	5.375	08/15/26	1,235	192,203
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	555	365,040
Gtd. Notes	7.375	07/01/28	280	206,499
Gtd. Notes	7.750	07/01/26	309	258,093
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	100	92,167
Gtd. Notes, 144A	7.000	05/15/27	75	68,960

iHeartCommunications, Inc., Sr. Sec’d. Notes, 144A	5.250	08/15/27	100	89,120
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	25	22,218
Nexstar Media, Inc.,
Gtd. Notes, 144A	4.750	11/01/28	25	22,244
Gtd. Notes, 144A	5.625	07/15/27	150	142,142
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	225	184,388
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	265	145,873
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	175	149,818
Sr. Sec’d. Notes, 144A	5.125	02/15/25	100	97,050
Sr. Sec’d. Notes, 144A	6.625	06/01/27	325	318,619

VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	250	206,250
				6,326,050
Mining 1.1%
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	200	166,250
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	6.500	03/01/24	315	309,547

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Unsec’d. Notes, 144A	6.125%	04/15/32	25	$22,812
Hecla Mining Co., Gtd. Notes	7.250	02/15/28	75	73,627
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	50	45,250
Gtd. Notes, 144A	6.125	04/01/29	110	98,725

New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	170	151,725
Novelis Corp., Gtd. Notes, 144A	3.875	08/15/31	100	82,309
				950,245
Miscellaneous Manufacturing 0.2%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	25	23,725
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	235	199,349
				223,074
Oil & Gas 6.9%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	125	124,383
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)	310	2,108
Antero Resources Corp., Gtd. Notes, 144A	5.375	03/01/30	325	303,299
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	400	393,127
Gtd. Notes, 144A	9.000	11/01/27	112	138,882

Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	212	227,105
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.875	02/01/29	250	239,973
Gtd. Notes, 144A	6.750	04/15/29	50	49,564

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	275	271,116

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

CNX Resources Corp., Gtd. Notes, 144A	7.250%	03/14/27	374	$372,654
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	50	45,763
Gtd. Notes, 144A	6.750	03/01/29	125	120,968
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	25	23,028
Sr. Unsec’d. Notes, 144A	5.625	10/15/25	25	24,466

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	325	319,849
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	125	114,703
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	200	184,603
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	325	298,461
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	25	23,911
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	100	91,711
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29	50	47,450
Gtd. Notes, 144A	7.125	02/01/27	150	152,102
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	125	120,156
Gtd. Notes, 144A	7.500	01/15/28	325	296,156

Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	275	264,014
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.625	09/01/30	500	521,800
Sr. Unsec’d. Notes	7.150	05/15/28	50	51,840
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	125	105,313
Gtd. Notes, 144A	4.625	05/01/30	150	125,306
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	25	23,621
Gtd. Notes, 144A	7.125	01/15/26	75	73,313
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	250	242,300
Gtd. Notes, 144A	4.750	02/15/30	145	129,008
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	300	263,953
Gtd. Notes	5.375	02/01/29	25	23,605
Gtd. Notes	5.375	03/15/30	125	117,510

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500%	04/30/30	75	$65,122
Gtd. Notes	5.875	03/15/28	100	96,046

Transocean, Inc., Gtd. Notes, 144A	7.250	11/01/25	85	73,738
				6,162,027
Packaging & Containers 1.4%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27	200	148,000
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unsec’d. Notes, 144A	4.000	09/01/29	200	159,948
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	85	72,230
Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26	75	52,875
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	275	221,375
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	175	155,531
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	175	142,362
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	75	69,018

OI European Group BV, Gtd. Notes, 144A	4.750	02/15/30	50	43,000
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	50	48,024
Gtd. Notes, 144A	6.625	05/13/27	25	24,132

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	50	43,457
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	6.625	11/01/25	25	21,510
Gtd. Notes, 144A	9.250	08/01/24	50	47,865

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

TriMas Corp., Gtd. Notes, 144A	4.125%	04/15/29	50	$43,023
				1,292,350
Pharmaceuticals 2.3%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	175	147,194
Gtd. Notes, 144A	5.125	03/01/30	50	42,800
Gtd. Notes, 144A	6.125	08/01/28	145	133,846

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	400	196,760
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	02/15/29	250	106,250
Gtd. Notes, 144A	5.250	01/30/30	300	127,500
Gtd. Notes, 144A	5.250	02/15/31	150	63,000
Gtd. Notes, 144A	6.250	02/15/29	1,765	750,125
Sr. Sec’d. Notes, 144A	4.875	06/01/28	50	30,500
Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000	02/15/30	225	192,236
Sr. Sec’d. Notes, 144A	6.750	02/15/30	25	22,847

Jazz Securities DAC, Sr. Sec’d. Notes, 144A	4.375	01/15/29	200	179,750
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	125	101,204
				2,094,012
Pipelines 2.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	75	69,186
Gtd. Notes, 144A	5.750	03/01/27	285	274,792
Gtd. Notes, 144A	5.750	01/15/28	125	118,141
Gtd. Notes, 144A	7.875	05/15/26	100	102,569
Cheniere Energy Partners LP,
Gtd. Notes	4.000	03/01/31	150	131,049
Gtd. Notes	4.500	10/01/29	25	22,948

Cheniere Energy, Inc., Sr. Unsec’d. Notes	4.625	10/15/28	300	276,464

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

CNX Midstream Partners LP, Gtd. Notes, 144A	4.750%	04/15/30	25	$20,919
DCP Midstream Operating LP, Gtd. Notes	5.625	07/15/27	20	19,992
Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	50	42,123
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	25	23,179
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	45	44,243
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	70	69,084
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	100	100,941

Global Partners LP/GLP Finance Corp., Gtd. Notes	6.875	01/15/29	175	158,001
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	7.500	07/15/38	125	112,726
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	125	113,497
Gtd. Notes, 144A	6.000	03/01/27	134	127,460
Gtd. Notes, 144A	6.000	12/31/30	75	67,826
Gtd. Notes, 144A	6.000	09/01/31	50	44,569
Gtd. Notes, 144A	7.500	10/01/25	100	101,279

Venture Global Calcasieu Pass LLC, Sr. Sec’d. Notes, 144A	3.875	08/15/29	190	165,731
Western Midstream Operating LP, Sr. Unsec’d. Notes	3.950	06/01/25	25	24,024
				2,230,743
Real Estate 1.3%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	302	256,796
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	250	209,547
Gtd. Notes, 144A	4.375	02/01/31	250	205,272
Gtd. Notes, 144A	5.375	08/01/28	80	72,483

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	325	269,624

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate (cont’d.)
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A	5.250%	04/15/30	175	$128,572
Gtd. Notes, 144A	5.750	01/15/29	50	37,957
				1,180,251
Real Estate Investment Trusts (REITs) 2.3%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	250	174,236
Gtd. Notes	9.750	06/15/25	215	209,338
Sr. Unsec’d. Notes	4.750	05/01/24	200	175,133
Sr. Unsec’d. Notes	4.750	02/15/28	225	153,984

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25	196	197,319
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25	980	986,975
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	4.750	04/15/28	150	125,192
				2,022,177
Retail 3.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	250	208,750
Sr. Sec’d. Notes, 144A	3.875	01/15/28	125	111,538
At Home Group, Inc.,
Gtd. Notes, 144A(a)	7.125	07/15/29	200	117,631
Sr. Sec’d. Notes, 144A	4.875	07/15/28	50	36,693

BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	25	16,493
Carrols Restaurant Group, Inc., Gtd. Notes, 144A	5.875	07/01/29	150	105,465
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	02/07/25	400	362,000
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.375	04/01/26	25	23,006

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Ferrellgas LP/Ferrellgas Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.875%	04/01/29	75	$63,289
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	250	210,374
Sr. Sec’d. Notes, 144A	4.625	01/15/29	100	88,270

Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	200	149,844
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	100	76,764
Gtd. Notes, 144A	3.875	10/01/31	275	207,596

LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	130	89,342
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	75	63,173
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29	150	102,397
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	50	34,434
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	75	59,771
Gtd. Notes, 144A	7.500	10/15/27	75	71,463

SRS Distribution, Inc., Gtd. Notes, 144A	6.000	12/01/29	175	144,175
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	125	119,829
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	225	193,049

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	200	169,250
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	175	151,472
				2,976,068
Software 0.5%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	250	224,780

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125%	10/02/25	50	$48,800
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	150	141,832
				415,412
Telecommunications 3.6%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	600	571,500
Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25	206	60,783
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	200	101,000
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	355	223,650
Sr. Sec’d. Notes, 144A	8.750	05/25/24	250	218,437

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	525	199,500
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28	400	376,620
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)	490	—
Gtd. Notes, 144A^	8.500	10/15/24(d)	25	—
Gtd. Notes, 144A^	9.750	07/15/25(d)	295	—
Sr. Sec’d. Notes, 144A	6.500	03/15/30	300	275,250

Level 3 Financing, Inc., Gtd. Notes, 144A	4.250	07/01/28	600	475,279
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	125	149,455
Sprint LLC, Gtd. Notes	7.875	09/15/23	75	76,396
Switch Ltd., Gtd. Notes, 144A	4.125	06/15/29	25	25,516
Viasat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25	315	293,204

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	4.000%	03/01/27	125	$89,573
Sr. Unsec’d. Notes, 144A	6.125	03/01/28	205	111,293
				3,247,456
Transportation 0.0%
XPO Escrow Sub LLC, Gtd. Notes, 144A	7.500	11/15/27	25	25,391
Trucking & Leasing 0.1%
Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A	5.500	05/01/28	125	108,649

Total Corporate Bonds (cost $83,184,566)				70,384,469
Floating Rate and other Loans 2.0%
Airlines 0.2%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	8.108(c)	04/21/28	152	150,281
Chemicals 0.0%
TPC Group, Inc., Term Loan DIP Facility, 1 Month SOFR + 10.114%^	13.910(c)	03/01/23	10	10,351
Electric 0.0%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	10.415(c)	07/30/26	140	45,184
Insurance 0.2%
Asurion LLC, New B-04 Term Loan, 1 Month LIBOR + 5.250%	9.321(c)	01/20/29	225	172,575

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Media 0.2%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.100%	11.894%(c)	05/25/26	139	$131,722
Second Lien Term loan, 1 Month SOFR + 3.350%	7.144(c)	08/24/26	438	69,869
				201,591
Oil & Gas 0.2%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	12.941(c)	11/01/25	118	124,490
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%	10.321(c)	03/28/24	66	66,116
				190,606
Retail 0.1%
EG America LLC (United Kingdom), Project Becker Additional Facility, 3 Month LIBOR + 4.250%	7.924(c)	03/31/26	30	27,103
Great Outdoors Group LLC, Term B-2 Loan, 1 Month LIBOR + 3.750%	7.821(c)	03/06/28	49	47,149
				74,252
Software 0.4%
Boxer Parent Co., Inc., Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	9.571(c)	02/27/26	50	45,735
Finastra USA, Inc., First Lien Dollar Term Loan, 6 Month LIBOR + 3.500%	6.871(c)	06/13/24	123	110,921
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.158(c)	07/14/28	194	160,005
				316,661

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Telecommunications 0.7%
West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	8.415%(c)	10/10/24	520	$476,497
Xplornet Communications, Inc. (Canada), First Lien Refinancing Term Loan, 1 Month LIBOR + 4.000%	8.071(c)	10/02/28	223	180,567
				657,064

Total Floating Rate and other Loans (cost $1,938,069)				1,818,565
U.S. Treasury Obligations 8.8%
U.S. Treasury Notes(k)	2.500	03/31/27	2,290	2,163,156
U.S. Treasury Notes	2.625	05/31/27	4,020	3,816,488
U.S. Treasury Notes	3.000	07/31/24	2,010	1,962,105

Total U.S. Treasury Obligations (cost $8,207,700)				7,941,749

	Shares
Common Stocks 1.1%
Gas Utilities 0.2%
Ferrellgas Partners LP (Class B Stock) (original cost $130,500; purchased 09/24/18 - 09/26/19)^(f)	728	152,865
Oil, Gas & Consumable Fuels 0.7%
Chesapeake Energy Corp.	5,963	617,171
Wireless Telecommunication Services 0.2%
Intelsat Jackson Holdings SA (Luxembourg)*	7,625	189,672

Total Common Stocks (cost $649,796)		959,708

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Preferred Stock 0.7%
Gas Utilities
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31 (original cost $590,708; purchased 05/15/21 - 02/09/22)^(f) (cost $591,054)	600	$600,000

	Units
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	797	7,596
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	797	1,578

Total Rights (cost $0)		9,174
Warrants* 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24^ (cost $0)	129,605	13

Total Long-Term Investments (cost $98,443,011)		85,552,384

Shares
Short-Term Investments 2.1%
Affiliated Mutual Fund 0.1%
PGIM Institutional Money Market Fund (cost $109,981; includes $109,634 of cash collateral for securities on loan)(b)(we)	110,070	109,993

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Shares	Value
Unaffiliated Fund 2.0%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,755,914)	1,755,914	$1,755,914

Total Short-Term Investments (cost $1,865,895)		1,865,907

TOTAL INVESTMENTS 97.4% (cost $100,308,906)		87,418,291
Other assets in excess of liabilities(z) 2.6%		2,287,718

Net Assets 100.0%		$89,706,009

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DIP—Debtor-In-Possession
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $774,511 and 0.9% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $110,280; cash collateral of $109,634 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2022.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,793,731. The aggregate value of $989,435 is 1.1% of net assets.

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
6	2 Year U.S. Treasury Notes	Mar. 2023	$1,232,156	$3,231
12	5 Year U.S. Treasury Notes	Mar. 2023	1,302,844	6,026
56	10 Year U.S. Treasury Notes	Mar. 2023	6,356,000	42,591
				51,848
Short Positions:
4	20 Year U.S. Treasury Bonds	Mar. 2023	508,000	(6,427)
3	30 Year U.S. Ultra Treasury Bonds	Mar. 2023	408,844	(1,668)
				(8,095)
				$43,753
Forward foreign currency exchange contracts outstanding at November 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/02/22	JPM	GBP	89	$106,303	$107,267	$964	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/02/22	BNP	GBP	89	$100,837	$107,267	$—	$(6,430)
Expiring 01/12/23	JPM	GBP	89	106,468	107,439	—	(971)
				$207,305	$214,706	—	(7,401)
						$964	$(7,401)

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Credit default swap agreements outstanding at November 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at November 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/32	1.000%(Q)	1,695	$39,444	$9,465	$(29,979)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2022(4)	Value at Trade Date	Value at November 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	2,886	4.117%	$(72,351)	$123,091	$195,442
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).